Schedule I - Condensed Financial Information of Parent, Restatement of Condensed Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Assets [Abstract]
Cash and cash equivalents	$ 275,998	$ 337,560	[1]	$ 404,472	[1]	$ 163,124	[1]
Investment in unconsolidated subsidiary	7,170	4,002	[1]
Other assets, net	17,750	28,949	[1]
Total assets	3,428,275	4,218,408	[1]
Liabilities [Abstract]
Payable to related parties	7,170	2,772	[1]
Unsecured borrowings, net	691,109	689,452	[1]
Deferred tax liability, net	20,741	15,306	[1]
Total liabilities	2,771,311	3,462,154	[1]
Shareholders' equity	656,964	756,254	[1]	742,096	[1]	523,811	[1]
Total liabilities and shareholders' equity	3,428,275	4,218,408	[1]
As Previously Reported [Member]
Assets [Abstract]
Cash and cash equivalents		337,560		404,472		163,124
Investment in unconsolidated subsidiary		4,002
Other assets, net		31,608
Total assets		4,224,670
Liabilities [Abstract]
Payable to related parties		2,772
Unsecured borrowings, net		689,452
Deferred tax liability, net		16,289
Total liabilities		3,465,796
Shareholders' equity		758,874				532,002
Total liabilities and shareholders' equity		4,224,670
Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0		0		0
Liabilities [Abstract]
Shareholders' equity						(8,191)
Maintenance Rights Adjustments [Member] | Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0
Investment in unconsolidated subsidiary		0
Other assets, net		0
Total assets		1,584
Liabilities [Abstract]
Payable to related parties		0
Unsecured borrowings, net		0
Deferred tax liability, net		294
Total liabilities		294
Shareholders' equity		1,290
Total liabilities and shareholders' equity		1,584
Other Adjustments [Member] | Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0
Investment in unconsolidated subsidiary		0
Other assets, net		(2,659)
Total assets		(7,846)
Liabilities [Abstract]
Payable to related parties		0
Unsecured borrowings, net		0
Deferred tax liability, net		(1,277)
Total liabilities		(3,936)
Shareholders' equity		(3,910)
Total liabilities and shareholders' equity		(7,846)
Fly Leasing Limited [Member]
Assets [Abstract]
Cash and cash equivalents	139,339	218,538	[1]	277,267	[1]	82,124	[1]
Notes receivable from subsidiaries	735,835	591,025	[1]
Investments in subsidiaries	778,080	796,389	[1]
Investment in unconsolidated subsidiary	7,170	4,002	[1]
Other assets, net	2,712	4,097	[1]
Total assets	1,663,136	1,614,051	[1]
Liabilities [Abstract]
Payable to related parties	50	917	[1]
Payable to subsidiaries	289,961	140,583	[1]
Unsecured borrowings, net	691,109	689,452	[1]
Deferred tax liability, net	13,675	15,951	[1]
Accrued and other liabilities	11,377	10,894	[1]
Total liabilities	1,006,172	857,797	[1]
Shareholders' equity	656,964	756,254	[1]
Total liabilities and shareholders' equity	$ 1,663,136	1,614,051	[1]
Fly Leasing Limited [Member] | As Previously Reported [Member]
Assets [Abstract]
Cash and cash equivalents		218,538		277,267		82,124
Notes receivable from subsidiaries		591,025
Investments in subsidiaries		799,009
Investment in unconsolidated subsidiary		4,002
Other assets, net		4,097
Total assets		1,616,671
Liabilities [Abstract]
Payable to related parties		917
Payable to subsidiaries		140,583
Unsecured borrowings, net		689,452
Deferred tax liability, net		15,951
Accrued and other liabilities		10,894
Total liabilities		857,797
Shareholders' equity		758,874
Total liabilities and shareholders' equity		1,616,671
Fly Leasing Limited [Member] | Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0		$ 0		$ 0
Fly Leasing Limited [Member] | Maintenance Rights Adjustments [Member] | Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0
Notes receivable from subsidiaries		0
Investments in subsidiaries		1,290
Investment in unconsolidated subsidiary		0
Other assets, net		0
Total assets		1,290
Liabilities [Abstract]
Payable to related parties		0
Payable to subsidiaries		0
Unsecured borrowings, net		0
Deferred tax liability, net		0
Accrued and other liabilities		0
Total liabilities		0
Shareholders' equity		1,290
Total liabilities and shareholders' equity		1,290
Fly Leasing Limited [Member] | Other Adjustments [Member] | As Previously Reported [Member]
Assets [Abstract]
Cash and cash equivalents		218,538
Fly Leasing Limited [Member] | Other Adjustments [Member] | Adjustments [Member]
Assets [Abstract]
Cash and cash equivalents		0
Notes receivable from subsidiaries		0
Investments in subsidiaries		(3,910)
Investment in unconsolidated subsidiary		0
Other assets, net		0
Total assets		(3,910)
Liabilities [Abstract]
Payable to related parties		0
Payable to subsidiaries		0
Unsecured borrowings, net		0
Deferred tax liability, net		0
Accrued and other liabilities		0
Total liabilities		0
Shareholders' equity		(3,910)
Total liabilities and shareholders' equity		$ (3,910)

[1]	As restated